Property, Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
Total	$ 10,766,335	$ 3,958,335
Less: Accumulated depreciation and amortization	(675,506)
Property, plant and equipment, net	10,100,829	3,958,335
Performance equipment [Member]
Total	10,737,858	3,919,858
Office equipment [Member]
Total	$ 38,477	$ 38,477